Newly Issued Accounting Standards	6 Months Ended
Jun. 30, 2013
Newly Issued Accounting Standards
2.	NEWLY ISSUED ACCOUNTING STANDARDS:

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-02, Topic 220, “Comprehensive Income,” which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. The ASU is intended to help entities improve the transparency of changes in other comprehensive income and items reclassified out of accumulated other comprehensive income in their financial statements. It does not amend any existing requirements for reporting net income or other comprehensive income in the financial statements. The Company adopted this ASU in the first quarter of 2013 and this adoption did not have a material impact on the Company’s consolidated financial statements.